PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2015
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION
1	PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

(a)	Principal activities

China Nepstar Chain Drugstore Ltd. (the “Company”) and its subsidiaries (collectively with the Company, the “Group”) are principally engaged in the business of operating retail drugstores in the People's Republic of China (the “PRC”). The Group's drugstores provide pharmacy services and sell prescription drugs, non-prescription or over-the-counter drugs, nutritional supplements, herbal products, personal and family care products and convenience products such as snack food and beverages. As of December 31, 2015, the Company, through its subsidiaries, was the owner and operator of 1,998 retail drugstores in 70 cities in Guangdong, Jiangsu, Zhejiang, Liaoning, Shandong, Hunan, Fujian, Sichuan, Hubei, Anhui and Jilin provinces and Shanghai, Tianjin and Beijing municipalities of the PRC under the name of “China Nepstar”. All of the Group's operations and customers are located in the PRC.

The following list contains the particulars of subsidiaries which principally affected the consolidated results of operations and financial position of the Company.

	Principal	Percentage of controlling interest
Name of subsidiary	activities	as of December 31,
		2013	2014	2015
Shenzhen Nepstar
Pharmaceutical Co., Ltd.	Procurement of merchandise
(“Nepstar Pharmaceutical”)	for the Group	100%	100%	100%

Weifang Nepstar
Pharmaceutical Co., Ltd.	Procurement of merchandise
(“Weifang Nepstar”)	for the Group	100%	-	-
	(Note 1(a)(i))

Shenzhen Nepstar Group
Siping Northeast Co., Ltd.	Procurement of merchandise
(“Siping Nepstar”)	for the Group	100%	100%	100%

Shanghai Nepstar Chain Co., Ltd.
(“Shanghai Nepstar”)	Operation of retail drugstores	100%	100%	100%

Guangzhou Nepstar Chain Co., Ltd.
(“Guangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%

Ningbo Nepstar Chain Co., Ltd.
(“Ningbo Nepstar”)	Operation of retail drugstores	100%	100%	100%

Sichuan Nepstar Chain Co., Ltd.
(“Sichuan Nepstar”)	Operation of retail drugstores	100%	100%	100%

Jiangsu Nepstar Chain Co., Ltd.
(“Jiangsu Nepstar”)	Operation of retail drugstores	100%	100%	100%

Dalian Nepstar Chain Co., Ltd.
(“Dalian Nepstar”)	Operation of retail drugstores	100%	100%	100%

Hangzhou Nepstar Chain Co., Ltd.
(“Hangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%

Shandong Minkang Nepstar
Chain Co., Ltd.
(“Shandong Nepstar”)	Operation of retail drugstores	100%	100%	100%

Shenzhen Nepstar Chain Co., Ltd.
(“Shenzhen Nepstar”)	Operation of retail drugstores	100%	100%	100%

Qingdao Nepstar Chain Co., Ltd. (“Qingdao Nepstar”)	Operation of retail drugstores	100%	100%	100%

Tianjin Nepstar Chain Co., Ltd. (“Tianjin Nepstar”)	Operation of retail drugstores	100%	100%	100%

Fuzhou Nepstar Chain Co., Ltd.
(“Fuzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%

Hubei Nepstar Pharmaceutical Co., Ltd.
(“Hubei Nepstar”)	Operation of retail drugstores
	(Note 1(a)(i))	100%	100%	-

Beijing Nepstar Chain Co., Ltd.	Operation of retail drugstores
(“Beijing Nepstar”)	(Note 1(a)(i))	100%	-	-

Beijing Hongda Nepstar Chain Co., Ltd. (“Beijing Hongda”)	Operation of retail drugstores	100%	100%	100%

Beijing Shuangjing Nepstar Co., Ltd. (“Beijing Shuangjing”)	Operation of retail drugstores	100%	100%	100%

Beijing Tongda Nepstar Chain Co., Ltd. (“Beijing Tongda”)	Operation of retail drugstores	100%	100%	100%

Beijing Xingda Nepstar Chain Co., Ltd. (“Beijing Xingda”)	Operation of retail drugstores	100%	100%	100%

Beijing Guang Qu Men Nepstar Chain Co., Ltd. (“Beijing Guang QuMen”)	Operation of retail drugstores	100%	100%	100%

Beijing Hua Shi Nepstar Chain Co., Ltd. (“Beijing Hua Shi”)	Operation of retail drugstores	100%	100%	100%

Beijing Ti Yu Guan Lu Nepstar Chain Co., Ltd.
(“Beijing Ti Yu Guan Lu”)	Operation of retail drugstores	100%	100%	100%

Shenyang Nepstar Chain Co., Ltd.
(“Shenyang Nepstar”)	Operation of retail drugstores	100%	100%	100%

Shenzhen Nepstar E-commerce
Co., Ltd.
(“Nepstar E-commerce”)	Online retail sales of merchandise	100%	100%	100%

Zaozhuang Nepstar Chain Co., Ltd.
(“Zaozhuang Nepstar”)	Operation of retail drugstores	100%	-	-
	(Note 1(a)(i))

Hunan NepstarHealth Chain Co., Ltd.
(“Hunan Nepstar”)	Operation of retail drugstores	100%	100%	100%

Wuhan Nepstar Drugstore Co., Ltd.
(“Wuhan Nepstar”)	Operation of retail drugstores	100%	100%	-

Wuhan Nepstar Chain Co., Ltd.
(“Wuhan Chain”)	Operation of retail drugstores
	(Note 1(a)(i))	-	100%	100%

Note (i)

Beijing Nepstar was 100% owned by Shenzhen Nepstar. In June 2014, the Group completed the sales of its 100% equity ownership in Beijing Nepstar to Mr. Zhao Shi, a third party individual to the Group. In accordance with the agreement entered into by Shenzhen Nepstar and Zhao Shi in connection with the transaction, Shenzhen Nepstasr transferred its 100% equity interest in Beijing Nepstar to Zhao Shi for a cash consideration of RMB100. As of December 31, 2014, Beijing Nepstar was no longer a subsidiary of the Group. See Note 10.

Weifang Nepstar was 100% owned by Nepstar Pharmaceutical. In September 2014, the Group completed the sales of its 100% equity ownership in Weifang Nepstar to Yantai Rongchang Pharmacy Co., Ltd. (“Rongchang”), a third party to the Group. In accordance with the agreement entered into by Nepstar Pharmaceutical and Rongchang in connection with the transaction, Nepstar Pharmaceutical transferred its 100% equity interests in Weifang Nepstar to Rongchang for a cash consideration of RMB13,801. As of  December 31, 2014, Weifang Nepstar was no longer a subsidiary of the Group. See Note 10.

Zaozhuang Nepstar was 100% owned by Shenzhen Nepstar. In December 2014, the Group completed the sales of its 100% equity ownership in Zaozhuang Nepstar to Shenzhen Maidexin Medical Investment Co., Ltd. (“MDX Investment”), a third party to the Group. In accordance with the agreements entered into by the Shenzhen Nepstar and MDX Investment in connection with the transaction, Shenzhen Nepstar transferred its 100% equity interests in Zaozhuang Nepstar to MDX Investment for a cash consideration of RMB one yuan. As of December 31, 2014, Zaozhuang Nepstar was no longer a subsidiary of the Group. See Note 11.

Hubei Nepstar, Wuhan Nepstar and Wuhan Chain were 100% owned subsidiaries of Shenzhen Nepstar. In order to streamline the retail chain operation in the Hubei Province, Shenzhen Nepstar conducted a re-organization of Hubei Nepstar, Wuhan Nepstar and Wuhan Chain in 2015. According to the re-organization plan, all assets. liabilities and the operatioins of Hubei Nepstar and Wuhan Nepstar were transferred to Wuhan Chain with nil consideration. After the transfer, Hubei Nepstar and Wuhan Nepstar were dissolved. The re-organization was completed in 2015.

(b)	Significant concentrations and risks

As of December 31, 2014 and 2015, the Group held US dollar denominated bank deposits of USD2,536 and USD1,325 (equivalent to RMB15,733 and RMB8,581) respectively, which were placed with financial institutions in the Hong Kong Special Administrative Region (“HKSAR”) of the PRC. Apart from the bank deposits in HKSAR, all of the Group's bank deposits were placed with financial institutions in the mainland of the PRC. The functional currency of the Company's subsidiaries in the PRC is the RMB since the PRC is the primary economic environment in which the PRC subsidiaries operate. Remittance of funds out of the PRC is subject to the exchange restriction imposed by the PRC government.

(c)	Organization

The Company was incorporated in the Cayman Islands in August 2004 as part of the reorganization of Shenzhen Nepstar Health Chain Drugstore Co., Ltd., a PRC company that operated the retail drugstore business of Shenzhen Neptunus Group Co., Ltd. (“Neptunus Group”), to facilitate the raising of capital from investors outside of the PRC and the Company's initial public offering (the “Reorganization”). On November 9, 2007, the Company completed its initial public offering of shares in the form of American Depositary Shares (“ADSs”). The Company's ADSs are traded on New York Stock Exchange under the symbol “NPD”.

In May 2007, the Company carried out a group reorganization whereby it transferred 51% equity interest in each of Shanghai Nepstar, Guangzhou Nepstar, Ningbo Nepstar, Sichuan Nepstar, Jiangsu Nepstar, Dalian Nepstar, Hangzhou Nepstar, Shandong Nepstar, Shenzhen Nepstar, Qingdao Nepstar and Tianjin Nepstar (collectively the “Pre-2009 Regional Companies”) to two PRC companies (the “Transferee Companies”). The Transferee Companies are legally held under the name of the Group's employees in order to comply with certain PRC rules and regulations in relation to foreign ownership of companies in the PRC engaging in the retail drugstore businesses. The Transferee Companies paid an aggregate consideration of RMB31,794 to the Company for the 51% equity interest in the Pre-2009 Regional Companies, which was financed by loans provided by the Nepstar Pharmaceutical. In August 2009, Nepstar Pharmaceutical and the Transferee Companies established Fuzhou Nepstar, each holding 49% and 51% equity interests, respectively. The Transferee Companies paid the initial capital contribution of RMB1,530 with the loans provided by Nepstar Pharmaceutical.

In December 2009, Shenzhen Nepstar E-commerce Co., Ltd. (“Nepstar E-commerce”) was set up with 100% of equity interest owned by Nepstar Pharmaceutical to operate the online retail sales of merchandise. Under the PRC regulations, foreign investors are not allowed to own more than 50% of the equity interest in any “value-added telecommunications services” provider, or an entity conducting an internet content distribution business. As a result, in May 2010, Nepstar Pharmaceutical transferred its entire equity interest in Nepstar E-commerce to the two Transferee Companies. In return for the equity transfer, the Transferee Companies paid a total consideration of RMB10,000 (equal to the initial investment by Nepstar Pharmaceutical) to Nepstar Pharmaceutical. The cash of RMB10,000 was financed by a loan from Nepstar Pharmaceutical.

In order to have the same unilateral control and economic risks and rewards as direct legal ownership of the Pre-2009 Regional Companies, Fuzhou Nepstar and Nepstar E-commerce (collectively referred to as “Regional Companies” hereafter), Nepstar Pharmaceutical entered into certain contractual arrangements (the “Contractual Agreements”) with the Regional Companies, the Transferee Companies and their individual legal owners. The terms of the Contractual Agreements are summarized as follows:

Agreements that Retain Control over the Regional Companies

Under the shareholders agreements (namely the Shareholders Agreements and Equity Pledge Agreements) among Nepstar Pharmaceutical and the Transferee Companies, the Transferee Companies are not allowed to transfer their equity interests in the Regional Companies to a third party, nor are the Transferee Companies allowed to pledge, dispose of or create any encumbrance on such equity interests, without the prior written consent of Nepstar Pharmaceutical. In addition, the Transferee Companies agree to delegate all voting power rights as legal shareholders of the Regional Companies to persons designated by Nepstar Pharmaceutical, and agree to delegate their voting rights in the Board of Directors of the Regional Companies to Nepstar Pharmaceutical. The terms of these agreements are indefinite. Further, in accordance with the PRC Property Rights Law, the Equity Pledge Agreements are required to be registered with the relevant government authority. The Company completed the registration of the Equity Pledge Agreements in July 2007.

Agreements that Retain Economic Risks and Rewards of the Regional Companies

Under the Logistics Service and Information Technology Support Agreements, the Trade Name License Agreements entered into between Nepstar Pharmaceutical and each of the Regional Companies, Nepstar Pharmaceutical provides logistic, information technology support and consulting services to the Regional Companies, and allows these companies to use the trade names and trademarks for their operations, in exchange for annual service fees and license fees calculated based on each Regional Company's gross profit. Under the Supply Agreements entered into between Nepstar Pharmaceutical and each of the Regional Companies, Nepstar Pharmaceutical is a supplier of products sold by these companies' retail drugstores and the use of other suppliers of products sold by these companies' retail drugstores requires authorization and approval by Nepstar Pharmaceutical. Nepstar Pharmaceutical has the right to adjust the purchase price at its sole discretion. These agreements will expire on May 27, 2017, and are automatically renewed for additional one-year term on an annual basis unless Nepstar Pharmaceutical gives prior written notice to the respective Regional Companies regarding its decision not to renew these agreements. These agreements allow the Regional Companies' profits to be transferred to the Company through Nepstar Pharmaceutical.

The respective shareholders agreements referred to above stipulate that unanimous approval of shareholders must be obtained before each of the Regional Companies may distribute dividends and with such approval, dividends may be distributed in accordance with the shareholders' respective equity interest or in a ratio as otherwise agreed to by the shareholders. In addition, any amounts received by the Transferee Companies from the Regional Companies, including dividends and other distributions on equity interest, shall be deposited in a designated bank account managed by Nepstar Pharmaceutical as security for the loans by Nepstar Pharmaceutical to the two Transferee Companies. The loans have an initial term of one year and are renewable indefinitely at the option of Nepstar Pharmaceutical. Without prior consent of Nepstar Pharmaceutical, these amounts cannot be distributed to the Transferee Companies' shareholders. Further, Nepstar Pharmaceutical has an exclusive option to acquire all or part of the Transferee Companies' equity interest in the Regional Companies at a price equal to the respective purchase price initially paid by the Transferee Companies. Nepstar Pharmaceutical also has an exclusive option to acquire all or part of the equity interests in the Transferee Companies from their shareholders at a price equal to the registered capital of these companies.

In the opinion of management, based on consultation with the Company's PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current PRC laws and regulations.

According to the Contractual Agreements, the Transferee Companies agree to delegate all the rights to exercise their voting power as shareholders of the Regional Companies to Nepstar Pharmaceutical, and thus the Company has a unilateral controlling financial interest in the Regional Companies. Furthermore, the transfer of 51% legal ownership in the Regional Companies lacked substance for accounting purpose, as the purpose of the transfer was to allow the Company to comply with certain PRC rules and regulations in relation to foreign ownership of companies in the PRC engaging in retail drugstore business. Through the Contractual Agreements, the Company has exclusive authority over all decision-making related to the Regional Company's major operations and employee compensation and has 100% financial interest (either through dividend distribution or provision of logistic, information technology support and consulting services) in the Regional Companies. As a result, the Regional Companies are consolidated by the Company.

(d)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with US generally accepted accounting principles (“US GAAP”).